SHARE-BASED PAYMENTS TO VENDORS	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
SHARE-BASED PAYMENTS TO VENDORS
SHARE-BASED PAYMENTS TO VENDORS

NOTE 6 – SHARE-BASED PAYMENTS TO VENDORS

In the fourth quarter of 2022, the Company entered into a number of agreements with vendors pursuant to which the Company made grants of a total of 43,186 shares of common stock with grant date fair values ranging from $3.30 to $3.67, up to 10,096 of warrants, and cash payments. These contracts have six-month terms with various contractual vesting periods. The cash payments were expensed over the service period and the equity components were expensed consistent with the various contractual vesting periods. The Company recorded general and administrative expenses of $0 for the three months ended September 30, 2024 and 2023, respectively, and $0 and $46,743 for the nine months ended September 30, 2024 and 2023, respectively.

In the first quarter of 2023, the Company entered into an agreement with a consultant to provide investor relation services for a six-month term. The Company granted 36,000 shares of common stock at a grant date fair value of $3.31, pursuant to the agreement and recorded general and administrative expenses of $0 for each of the three months ended September 30, 2024 and 2023, respectively, and $0 and $119,160 for the nine months ended September 30, 2024 and 2023, respectively.

In the fourth quarter of 2023, the Company entered into a number of agreements with vendors pursuant to which the Company made grants of a total of 116,000 shares of common stock with grant date fair values ranging from $1.50 to $5.18 and cash payments. These contracts had four to six-months terms with various contractual vesting periods. The cash payments were expensed over the service period and the equity components were expensed consistent with the various contractual vesting periods. The Company recorded general and administrative expenses of $0 for the three months ended September 30, 2024 and 2023, respectively, and $76,600 and $0 for the nine months ended September 30, 2024 and 2023, respectively.

In the first quarter of 2024, the Company entered into two respective agreements with consultants to provide investor relation services for four-month terms. The cash payments were expensed over the service period and the equity components were expensed consistent with the various contractual vesting periods. Per the agreements, the Company issued a total of 120,000 shares of common stock, evenly over the four-month service period with grant date fair values ranging from $1.87 to $4.81, pursuant to the agreements and recorded general and administrative expenses of $0 and $329,700 for the three and nine months ended September 30, 2024, respectively.

In the second quarter of 2024, the Company entered into two separate agreements with consultants to provide investor relation services for six-month terms. The cash payments are expensed over the service period and the equity components are expensed consistent with the various contractual vesting periods. Per the agreements, the Company will issue a total of 156,000 shares of common stock. As of September 30, 2024, the Company issued a total of 116,000 shares of common stock at grant date fair values ranging from $1.80 to $2.40, pursuant to the agreements and recorded general and administrative expenses of $121,400 and $234,200 for the three and nine months ended September 30, 2024, respectively.

NOTE 6 – SHARE-BASED PAYMENTS TO VENDORS

In the fourth quarter of 2021, the Company entered into an agreement with a consultant to provide financial advisory services for a six-month term. Pursuant to the agreement, the Company granted $150,000 of common stock over the term of service. The Company granted total of 27,778 shares of common stock at grant date fair value and recorded general and administrative expenses of $0 and $75,000 for the years ended December 31, 2023 and 2022, respectively.

In the first quarter of 2022, the Company entered into an agreement with a consultant to provide investor relation services for a six-month term. Pursuant to the agreement, the Company granted 30,000 shares of common stock with a grant date fair value of $3.77 and paid $25,000 of cash compensation. The cash component was expensed over the service period and the equity component was expensed consistent with the contractual vesting. The Company recorded general and administrative expenses of $0 and $113,100 for the years ended December 31, 2023 and 2022, respectively.

In the third quarter of 2022, the Company entered into an agreement with a company to provide consulting services for a six-month term. Pursuant to the agreement, the Company granted 36,000 shares of common stock with a grant date fair value of $3.53, which was expensed consistent with the contractual vesting. The Company recorded general and administrative expenses of $0 and $127,080 for the years ended December 31, 2023 and 2022, respectively.

In the fourth quarter of 2022, the Company entered into a number of agreements with vendors pursuant to which the Company made grants of a total of 43,186 share of common stock with a grant date fair values ranging from $3.30 to $3.67, up to 10,096 of warrants, and cash payments. These contracts have six-months terms with various contractual vesting periods. The cash payments were expensed over the service period and the equity component was expensed consistent with the various contractual vesting periods. The Company recorded general and administrative expenses of $46,742 and $115,500 for the years ended December 31, 2023 and 2022, respectively.

In the first quarter of 2023, the Company entered into an agreement with a consultant to provide investor relation services for a six-month term. The Company granted 36,000 shares of common stock at a grant date fair value of $3.31, pursuant to the agreement and recorded general and administrative expenses of $119,160 for the year ended December 31, 2023.

In the fourth quarter of 2023, the Company entered into a number of agreements with vendors pursuant to which the Company will make grants of a total of 116,000 share of common stock and cash payments, of which 96,000 shares of common stock were issued as of December 31, 2023 with grant date fair values ranging from $1.50 to $5.07. These contracts have four to six-months terms with various contractual vesting periods. The cash payments are expensed over the service period and the equity components are expensed consistent with the various contractual vesting periods. The Company recorded general and administrative expenses of $393,681 for the year ended December 31, 2023.